Short-Term and Long-Term Debt - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended
	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Unsecured Convertible Bonds With Stock Acquisition Rights JPY (¥)	Dec. 31, 2008 Unsecured Convertible Bonds With Stock Acquisition Rights JPY (¥)	Mar. 31, 2013 Unsecured Bond With Stock Acquisition Rights	Jun. 30, 2002 Unsecured Bond With Stock Acquisition Rights USD ($)	Mar. 31, 2013 Securities Pledged as Collateral JPY (¥)
Debt Disclosure [Line Items]
Unsecured bond issued					¥ 150,000		$ 400
Debt instrument convertible into shares of common stock, shares				73,492,910
Debt instrument conversion Price				¥ 684.27
Stock split ratio	10
Debt instrument unamortized discount							622
Debt instrument maturity date						Jun. 14, 2022
Net amortization expenses of bond premiums and discounts, deferred issuance costs of bonds and medium-term notes	1,002	3,999	3,996
Total committed credit lines	481,096	463,969
Available credit lines	439,530	427,435
Long-term committed credit lines	230,586	210,139
Investment in securities pledged for primarily collateral deposits	¥ 1,093,668	¥ 1,147,390						¥ 24,079